Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2014
Entity Registrant Name	dei_EntityRegistrantName	REALTY CAPITAL INCOME FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001565543
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 27, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 31, 2014
Prospectus Date	rr_ProspectusDate	Aug. 31, 2014
AR Capital BDC Income Fund (Prospectus Summary) | AR Capital BDC Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BDCCX